August 1, 2003

EDGAR Postmaster, BDM: Postmaster



                                    Re:     SunAmerica Income Funds
                                            Securities Act File No. 33-6502
                                            Post-Effective Amendment No. 36


Ladies and Gentlemen:


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the registrant, dated July 29, 2003, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 36 to the registrant's Registration Statement on Form N-1A, which was filed electronically with the Commission on July 29, 2003.

                                       Very truly yours,


                                       /s/ Robert M. Zakem
                                       ----------------------------------
                                       Name:  Robert M. Zakem
                                       Title: Senior Vice President
                                              and General Counsel